Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2012
Schedule IV - Reinsurance
Schedule IV - Reinsurance

Union Security Insurance Company
for the years ended December 31, 2012
Schedule IV — Reinsurance

	Direct amount	Assumed from other Companies	Ceded to other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,453,196	$981,157	$10,860,008	$61,574,345	1.6%
Premiums:
Life insurance	$279,385	$8,176	$89,869	$197,692	4.1%
Accident and health insurance	740,612	149,937	100,033	790,516	19.0%
Total earned premiums	$1,019,997	$158,113	$189,902	$988,208	16.0%
Benefits:
Life insurance	$392,126	$21,674	$253,829	$159,971	13.5%
Accident and health insurance	475,686	136,130	51,151	560,665	24.3%
Total policyholder benefits	$867,812	$157,804	$304,980	$720,636	21.9%

Union Security Insurance Company
for the years ended December 31, 2011
Schedule IV — Reinsurance

	Direct amount	Assumed from other Companies	Ceded to other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$71,604,673	$6,534,460	$11,811,625	$66,327,508	9.9%
Premiums:
Life insurance	$285,047	$15,746	$94,132	$206,661	7.6%
Accident and health insurance	763,888	178,146	95,513	846,521	21.0%
Total earned premiums	$1,048,935	$193,892	$189,645	$1,053,182	18.4%
Benefits:
Life insurance	$427,479	$34,276	$272,036	$189,719	18.1%
Accident and health insurance	590,219	164,428	138,784	615,863	26.7%
Total policyholder benefits	$1,017,698	$198,704	$410,820	$805,582	24.7%

Union Security Insurance Company
for the years ended December 31, 2010
Schedule IV — Reinsurance

	Direct amount	Assumed from other Companies	Ceded to other Companies	Net amount	Percentage of amount assumed to net
Life Insurance in Force	$72,241,115	$6,579,297	$12,791,301	$66,029,111	10.0%
Premiums:
Life insurance	$292,452	$17,758	$98,636	$211,574	8.4%
Accident and health insurance	790,023	207,475	92,825	904,673	22.9%
Total earned premiums	$1,082,475	$225,233	$191,461	$1,116,247	20.2%
Benefits:
Life insurance	$424,279	$32,201	$279,406	$177,074	18.2%
Accident and health insurance	852,676	187,084	382,685	657,075	28.5%
Total policyholder benefits	$1,276,955	$219,285	$662,091	$834,149	26.3%